Cover	Oct. 17, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	001-40211
Entity Registrant Name	EUROPEAN BIOTECH ACQUISITION CORP.
Entity Central Index Key	0001841258
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	EPFL Innovation Park Building
Entity Address, City or Town	Lausanne
Entity Address, Country	CH
Entity Address, Postal Zip Code	1015
Country Region	+41
Local Phone Number	77 976 21 09
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	EBACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EBAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EBACW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Johannes Vermeerplein 9
Entity Address, Address Line Two	1071 DV
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL